Fair Value Measurements - Schedule of Fair Value Hierarchy for Assets and Liabilities Measured and Adjusted to Fair Value On Recurring Basis (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	$ 215.1	$ 195.7
Recurring fair value measurement | Notes payable
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	364.7	116.8
Recurring fair value measurement | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	3.8
Recurring fair value measurement | Level 1 | Notes payable
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	0.0	0.0
Recurring fair value measurement | Level 1 | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	0.0
Recurring fair value measurement | Level 2 | Notes payable
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	0.0	0.0
Recurring fair value measurement | Level 2 | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	3.8
Recurring fair value measurement | Level 3 | Notes payable
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	364.7	116.8
Recurring fair value measurement | Level 3 | Derivative financial instruments
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	0.0
Investments held for self-insured liabilities | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	215.1	195.7
Investments held for self-insured liabilities | Recurring fair value measurement | Level 1
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	0.0	0.0
Investments held for self-insured liabilities | Recurring fair value measurement | Level 2
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	215.1	195.7
Investments held for self-insured liabilities | Recurring fair value measurement | Level 3
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	0.0	0.0
Derivative financial instruments | Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	16.2	20.7
Derivative financial instruments | Recurring fair value measurement | Level 1
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	0.0	0.0
Derivative financial instruments | Recurring fair value measurement | Level 2
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	16.2	20.7
Derivative financial instruments | Recurring fair value measurement | Level 3
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	$ 0.0	$ 0.0